BACKGROUND AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
BACKGROUND AND BASIS OF PRESENTATION

1. BACKGROUND AND BASIS OF PRESENTATION

Background

CommScope Holding Company, Inc., along with its direct and indirect subsidiaries (CommScope or the Company), is a global provider of essential infrastructure solutions for wireless, business enterprise and residential broadband networks. The Company’s solutions and services for wired and wireless networks enable high-bandwidth data, video and voice applications. CommScope’s global position is built upon innovative technology, broad solution offerings, high-quality and cost-effective customer solutions and global manufacturing and distribution scale.

Basis of Presentation

The Condensed Consolidated Balance Sheet as of March 31, 2014, the Condensed Consolidated Statements of Operations and Comprehensive Income, Cash Flows and Stockholders’ Equity for the three months ended March 31, 2014 and 2013 are unaudited and reflect all adjustments of a normal recurring nature that are, in the opinion of management, necessary for a fair presentation of the interim period financial statements. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year.

The unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) for interim financial information and are presented in accordance with the applicable requirements of Regulation S-X. Accordingly, these financial statements do not include all of the information and notes required by U.S. GAAP for complete financial statements. The significant accounting policies followed by the Company are set forth in Note 2 within the Company’s audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 (the 2013 Annual Report). There were no changes in the Company’s significant accounting policies during the three months ended March 31, 2014. In addition, the Company reaffirms the use of estimates in the preparation of the financial statements as set forth in the audited consolidated financial statements. These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements.

As of January 1, 2014, the Company adopted new accounting guidance that requires an entity to net its liability for uncertain tax positions as a reduction to deferred tax balances related to net operating loss carryforwards, similar tax losses or tax credit carryforwards when settlement in this manner is available under the tax law. The provisions of this new guidance did not have a material impact on the Company’s financial statements.

On October 4, 2013, the Company effected a 3-for-1 stock split of its common stock. All share and per share numbers have been revised to reflect the stock split.

Concentrations of Risk and Related Party Transactions

Net sales to Anixter International Inc. and its affiliates (Anixter) accounted for approximately 11% and 12% of the Company’s total net sales during the three months ended March 31, 2014 and 2013, respectively. Sales to Anixter primarily originate within the Enterprise segment. Other than Anixter, no customer accounted for 10% or more of the Company’s total net sales for the three months ended March 31, 2014 or 2013.

Accounts receivable from Anixter represented approximately 12% of accounts receivable as of March 31, 2014. Other than Anixter, no other customer accounted for 10% or more of the Company’s accounts receivable as of March 31, 2014.

As of March 31, 2014, the Company was 65.2% owned by funds affiliated with The Carlyle Group (Carlyle). The Company paid $0.8 million of the annual management and oversight fee to Carlyle in the three months ended March 31, 2013. In October 2013, the Company paid Carlyle approximately $20.2 million to terminate the management agreement.

Product Warranties

The Company recognizes a liability for the estimated claims that may be paid under its customer warranty agreements to remedy potential deficiencies of quality or performance of the Company’s products. These product warranties extend over periods ranging from one to twenty-five years from the date of sale, depending upon the product subject to the warranty. The Company records a provision for estimated future warranty claims as cost of sales based upon the historical relationship of warranty claims to sales and specifically-identified warranty issues. The Company bases its estimates on assumptions that are believed to be reasonable under the circumstances and revises its estimates, as appropriate, when events or changes in circumstances indicate that revisions may be necessary. Such revisions may be material.

The following table summarizes the activity in the product warranty accrual, included in other accrued liabilities:

	Three Months Ended March 31,
	2014	2013
Product warranty accrual, beginning of period	$24,838	$26,005
Provision for warranty claims	2,269	960
Warranty claims paid	(4,169)	(1,640)

Product warranty accrual, end of period	$22,938	$25,325

Commitments and Contingencies

The Company is either a plaintiff or a defendant in pending legal matters in the normal course of business. Management believes none of these legal matters will have a material adverse effect on the Company’s business or financial condition upon final disposition.

As of March 31, 2014, the Company had commitments of $20.8 million to purchase metals that are expected to be consumed in normal production by September 2014. In the aggregate, these commitments were at prices approximately 8% above market prices as of March 31, 2014.

Asset Impairment

Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable, based on the undiscounted cash flows expected to be derived from the use and ultimate disposition of the assets. Assets identified as impaired are carried at their estimated fair value. There were no impairments identified during the three months ended March 31, 2014. During the three months ended March 31, 2013, the Company obtained new market data regarding a facility which is being marketed for sale. Based on this data, the Company recorded a pretax asset impairment charge of $3.6 million which was recognized within the Wireless segment. Also during the three months ended March 31, 2013, the Company concluded that certain production equipment would no longer be utilized and consequently recorded pretax asset impairment charges of $2.0 million within the Wireless segment.

Income Taxes

The effective income tax rate of 36.9% for the three months ended March 31, 2014 was higher than the statutory rate of 35% primarily due to losses in certain jurisdictions where the Company did not recognize tax benefits due to the likelihood of them not being realizable, increases in valuation allowances on certain tax attributes, the provision for state income taxes and certain tax costs associated with repatriation of foreign earnings. These items were partially offset by benefits related to uncertain tax positions for which the statutes had lapsed and the $5.4 million pretax reduction in the estimated fair value of contingent consideration payable, which is not subject to tax.

The effective income tax rate of 40.9% for the three months ended March 31, 2013 was higher than the statutory rate and did not reflect benefits for losses in certain foreign jurisdictions where the Company did not recognize tax benefits due to the likelihood of them not being realizable. The effective tax rate for the first quarter of 2013 included a benefit for 2012 research and development tax credits as a result of legislation enacted early in 2013. This benefit was offset by additional expense related to uncertain tax positions and certain tax costs associated with repatriation of foreign earnings. Excluding these items, the effective tax rate was comparable to the statutory rate of 35%.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is based on net income divided by the weighted average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding equity-based awards such as stock options and restricted stock units. Certain outstanding equity-based awards were not included in the computation of diluted earnings per share because they would not have had a dilutive effect (0.4 million shares and 0.7 million shares for the three months ended March 31, 2014 and 2013, respectively). The following table presents the basis for the earnings per share computations:

	Three Months Ended March 31,
	2014	2013
Numerator:
Net income for basic and diluted earnings per share	$64,487	$15,900

Denominator:
Weighted average shares outstanding - basic	185,942	154,881
Dilutive effect of equity-based awards	4,980	1,763

Weighted average common shares outstanding - diluted	190,922	156,644

1.	BACKGROUND AND DESCRIPTION OF THE BUSINESS

CommScope Holding Company, Inc., along with its direct and indirect subsidiaries (CommScope or the Company), is a leading global provider of essential infrastructure solutions for wireless, business enterprise and residential broadband networks. The Company’s solutions and services for wired and wireless networks enable high-bandwidth data, video and voice applications. CommScope’s global leadership position is built upon innovative technology, broad solution offerings, high-quality and cost-effective customer solutions and global manufacturing and distribution scale.

Initial Public Offering

In October 2013, the Company completed its initial public offering (IPO), in which it sold 30.8 million shares of common stock at an offering price of $15.00 per share and raised $434.0 million in net proceeds after deducting underwriting discounts and other offering expenses. In addition, the Company’s principal stockholder, funds affiliated with The Carlyle Group (Carlyle), sold 10.9 million shares, reducing their ownership to approximately 76.1%.

The Carlyle Group

On January 14, 2011, Carlyle completed the acquisition of CommScope, Inc. Under the terms of the acquisition, CommScope, Inc. became a wholly owned subsidiary of CommScope Holding Company, Inc. See Note 3 for further discussion of the acquisition.